Investment Securities and Derivatives	12 Months Ended
Dec. 31, 2024
Investment securities and derivatives [abstract]
Investment Securities and Derivatives
11.
Investment securities and derivatives

Investment securities and derivatives comprise:

	2023	2024

Total financial assets at FVTOCI	1,377,130	1,489,682
Total financial assets at FVTPL	642	17,149

Total investment securities and derivatives	1,377,772	1,506,831

Financial assets at FVTOCI comprise:

	2023	2024

Debt securities	1,376,728	1,489,205
Equity investments	402	477

Total financial assets at FVTOCI	1,377,130	1,489,682

	Interest rate, %	2023	Interest rate, %	2024

Debt securities
Bonds of the Ministry of Finance of the Republic of Kazakhstan	0.60-16.70	930,726	0.60-16.70	1,192,962
Corporate bonds	2.00-15.88	252,946	2.00-15.88	292,364
Sovereign bonds of foreign countries	0.63-3.50	1,687	0.63-4.13	3,475
Discount notes of the NBRK	14.44	191,369	14.62	404

Total debt securities		1,376,728		1,489,205

Debt securities are graded according to their external credit ratings issued by an international rating agencies, such as Standard and Poor’s, Fitch and Moody’s Investors Services and are graded as follows:

	A- and higher	BBB+ to BBB-	BB+ to B-	Not rated	Total
Debt securities as at 31 December 2023	33,681	1,335,500	4,037	3,510	1,376,728
Debt securities as at 31 December 2024	36,415	1,373,391	4,957	74,442	1,489,205

Financial assets at FVTPL comprise:

	2023	2024

Derivative financial instruments	642	17,149

Total financial assets at FVTPL	642	17,149

As at 31 December 2024, financial assets at FVTPL included swap and spot instruments of KZT 4,923 million (2023: KZT 642 million) with a notional amount of KZT 139,659 million (2023: KZT 165,555 million) and forwards of KZT 12,226 (2023: KZT Nil) with a notional amount of KZT 274,327 (2023: KZT Nil).

As at 31 December 2024, financial liabilities at FVTPL included swap and spot instruments of KZT 133 million (2023: KZT 187 million) with a notional amount of KZT 139,696 million (2023: KZT 164,686 million) and forwards of KZT 129 million (2023: KZT 978 million) with a notional amount of KZT 269,387 million (2023: KZT 14,739 million) and are disclosed in Note 19.

As at 31 December 2023 and 2024, investment securities were not pledged or restricted, except for bonds of the Ministry of Finance of the Republic of Kazakhstan, notes of NBRK and corporate bonds pledged under repurchase agreements with other banks totaling KZT 154 million and KZT 24,474 million, respectively.